13. SUBSEQUENT EVENTS (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
13. SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to December 31, 2013 through to date this report was issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.